SHARE CAPITAL AND RESERVES - Weighted average fair value and assumptions (Details)	12 Months Ended
	Dec. 31, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares
SHARE CAPITAL AND RESERVES
Weighted average fair value of options granted	$ 1.34	$ 3.06
Risk-free interest rate	2.67%	3.59%
Expected option life in years | Y	5	5
Expected share price volatility	64.64%	80.23%
Grant date share price	$ 2.74	$ 4.62
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Weighted average share price at date of exercise	$ 1.4	$ 0.5
Weighted average grant-date fair value of options exercised	$ 1.17	$ 0.38